SEGMENT REPORTING (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Segment Reporting Information [Line Items]
Consolidated revenues		$ 11,535,577	$ 8,270,126
Consolidated cost of sales		4,329,330	3,841,628
Selling, general and administrative		5,332,941	4,063,816
Consolidated operating expenses		6,105,661	4,622,002
Operating Segments [Member]
Segment Reporting Information [Line Items]
Consolidated assets		29,086,945	23,925,679
Consolidated revenues		11,535,577	8,270,126
Consolidated cost of sales		4,329,330	3,841,628
Total healthcare		1,211,899	1,162,432
Real estate		36,327	8,949
Corporate, administration and other expenses	[1]	4,857,435	3,450,621
Consolidated operating expenses		6,105,661	4,622,002
Income (loss) from operations from subsidiaries		1,100,586	(193,504)
Income (loss) before taxes		(5,745,877)	(3,191,687)
Healthcare Segment [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Consolidated assets		27,349,522	21,298,866
Consolidated revenues		11,535,577	8,270,126
Consolidated cost of sales		4,329,330	3,841,628
Depreciation expense		5,652	13,461
Loss on disposal of fixed assets		12,593	0
Selling, general and administrative		1,193,654	1,148,971
Income (loss) from operations from subsidiaries		5,994,348	3,266,065
Income (loss) before taxes		5,992,751	3,266,065
Real Estates [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Consolidated assets		540,522	576,478
Consolidated revenues		0	0
Consolidated cost of sales		0	0
Income (loss) from operations from subsidiaries		(36,327)	(8,949)
Income (loss) before taxes		(36,327)	(8,949)
Corporate Segment [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Consolidated assets		1,196,901	2,050,335
Income (loss) before taxes	[2]	(11,702,301)	(6,448,803)
Subsidiary [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Income (loss) from operations from subsidiaries		5,958,021	3,257,116
Cardiff Lexington [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Income (loss) from operations from subsidiaries		$ (4,857,435)	$ (3,450,620)

[1]	Corporate, administration and other operating expenses includes payroll, management fees, stock compensation, legal fees, accounting fees and public company/investor relations fees.
[2]	Corporate, administration and other non-operating expenses includes corporate selling, general and administrative expenses as noted above as well as interest, amortization of notes payable discount and gain on settlement of debt.